[logo] Legg Mason Wood Walker, Incorporated
100 Light Street, P.O. Box 1476, Baltimore, MD 21203-1476
410 o 539 o 0000


                                       August 8, 2003


VIA EDGAR
---------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, DC  20549

Attention:  File Room

         Re:      Legg Mason Charles Street Trust, Inc.
                  1933 Act File No. 333-44423
                  1940 Act File No. 811-8611

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that the Institutional Class and Financial Intermediary Class Prospectus and the Statement of Additional Information with respect to Batterymarch U.S. Small Capitalization Equity Portfolio, a series of Legg Mason Charles Street Trust, Inc., does not differ from those filed in Post-Effective Amendment No. 10 that was filed electronically on July 23, 2003.

                                       Very truly yours,

                                       /s/ Marc R. Duffy

                                       Marc R. Duffy
                                       Associate General Counsel

MRD:tsc